Long-Term Indebtedness (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Summary of Long-Term Indebtedness

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Bonds:
1.10%, straight bonds, payable in yen, due March 2012	¥20,000	¥20,000	$240,964
1.39%, straight bonds, payable in yen, due March 2014	50,000	50,000	602,409
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000	180,723
0.57%, straight bonds, payable in yen, due June 2015	—	40,000	481,927
0.88%, straight bonds, payable in yen, due June 2017	—	20,000	240,964
1.30%, straight bonds, payable in yen, due December 2010 issued by a consolidated subsidiary	9,999	—	—
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	23,863	2,677	32,253
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	8,593	1,941	23,386
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000	421,687
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000	240,964
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	—	20,000	240,964
Euro Yen Zero Coupon Convertible Bonds, due December 2011	55,092	2,221	26,759

Total bonds	237,547	226,839	2,733,000

Unsecured loans-
Banks and insurance companies, 1.11% weighted average, due through 2017	360,940	331,941	3,999,289

Secured loans-
Banks, insurance companies and other financial institution, 0.01% weighted average, due through 2014	7,252	633	7,627

Long-term indebtedness caused by lease transactions (see Note 4)	—	28,754	346,434

Capital lease obligations (see Note 2(j))	2,965	2,351	28,325

Total	608,704	590,518	7,114,675
Fair value adjustment (see Note 15)	40	—	—
Less - Current maturities included in current liabilities	(94,026)	(111,096)	(1,338,506)

	¥514,718	¥479,422	$5,776,169

Summary of Aggregate Annual Maturities of Long-Term Indebtedness

Years ending March 31	Millions of Yen
2012	¥111,096
2013	67,979
2014	177,970
2015	100,306
2016	80,142
2017 and thereafter	53,025

Total	¥590,518